BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities:
Warranty costs	$ 67	$ 66
Accrued professional fees	671	715
Accrued other taxes	579	671
Provision for LD	191	251
Contract deposits	579	592
Other	743	643
Total other current liabilities	$ 2,830	$ 2,938